Leases - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Right of use assets	$ 296		$ 110	$ 0	$ 300
Operating lease liabilities					$ 300
lessee, Operating Lease, option to extend			5 years
weighted average discount rate for operating leases			7.98%
weighted average remaining lease term for operating leases			9 months 18 days
Short term lease cost			$ 100	0
Operating lease cost			600	0
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 313	$ 0	$ 411	$ 0
Maximum [Member]
Lessee, operating lease, term of contract			7 years
Minimum [Member]
Lessee, operating lease, term of contract			2 years